Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash and cash equivalents	$ 200,081	$ 165,033	$ 448,623
Cash and cash equivalents included in funds receivable	68,334	46,302	10,063
Restricted cash included in other assets	182	187	213
Total cash, cash equivalents, and restricted cash	$ 268,597	$ 211,522	$ 458,899	$ 85,033